Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Note 33. Related Party Transactions

(a)
Key Management Compensation

Key management includes members of the Board and executive management. Remuneration of directors and executive management is determined by the Board having consideration of overall performance of individuals and market trends. Information on key management compensation is shown below:

Years ended December 31,	2025	2024

Salaries, Director fees and other short-term benefits	$9	$5

Post-employment compensation[1]	-	1

Share-based payments	7	7

[1] Post-employment compensation represent the present value of future pension benefits earned during the year.

(b)
Other Related Party Transactions

Enerflex transacts with certain related parties in the normal course of business. Related parties include the Company’s 45 percent equity investment in Roska DBO and the Company’s 65 percent interest in a joint venture in Brazil.

All transactions occurring with related parties were in the normal course of business operations and were recorded at the exchange amount. During the twelve months ended December 31, 2025, the Company recorded revenue of less than $1 million (December 31, 2024 – $2 million) from transactions with Roska DBO. There were no purchases during the twelve months ended December 31, 2025 (December 31, 2024 – nil). The Company recorded accounts receivable of less than $1 million during the twelve months ended December 31, 2025 (December 31, 2024 - nil). All related party transactions are settled in cash. There were no transactions with the joint venture in Brazil.